Earnings (Loss) Per Share (Details) - USD ($)	3 Months Ended								12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Earnings Per Share [Abstract]
Net income (loss)	$ 737,190	$ (786,795)	$ (7,438,161)	$ (2,799,118)	$ (887,681)	$ (728,946)	$ 704,207	$ 10,233,761	$ (10,286,884)	$ 9,321,341	$ 25,001,462
Denominator for basic and diluted earnings per share - Weighted average shares (including for 2016, 2015 and 2014, unissued, vested directors' shares of 263,057, 246,442 and 255,039, respectively)									16,840,856	16,768,904	16,727,183